Commitments, Contingencies and Uncertainties (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) ft² Integer	Dec. 31, 2020 USD ($) ft² Integer
Number of operating leases | Integer	2	2
Operating lease payment	$ 450	$ 450
Building expenses	$ 330	$ 330
San Diego Farmers Outlet, Inc. [Member]
Area Of Land | ft²	10,000	10,000
Operating lease, term of contract	5 years	5 years
Operating lease, liability, payments monthly	$ 6,000	$ 6,000
Lease Expiration Date	Apr. 30, 2023	Apr. 30, 2023
Seaport Meat Company's [Member]
Area Of Land | ft²	12,000	12,000
Operating lease, term of contract	5 years	5 years
Operating lease, liability, payments monthly	$ 14,750	$ 14,750
Lease Expiration Date	Nov. 30, 2024	Nov. 30, 2024